UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     February 05, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $201,449 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794      417    15220 SH       SOLE                        0        0    15220
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      688      214 SH       SOLE                        0        0      214
BLACKROCK GLOBAL FLG INC TR    COM              091941104      105    13250 SH       SOLE                        0        0    13250
EATON VANCE FLTING RATE INC    COM              278279104       86    10772 SH       SOLE                        0        0    10772
ISHARES TR                     RSSL MCRCP IDX   464288869     6675   209590 SH       SOLE                        0        0   209590
ISHARES TR                     BARCLYS TIPS BD  464287176     1866    18800 SH       SOLE                        0        0    18800
ISHARES TR                     DJ US REAL EST   464287739     9439   253540 SH       SOLE                        0        0   253540
ISHARES TR                     MSCI EAFE IDX    464287465    24001   535020 SH       SOLE                        0        0   535020
ISHARES TR                     MSCI VAL IDX     464288877      319     7863 SH       SOLE                        0        0     7863
ISHARES TR                     MSCI EMERG MKT   464287234     6685   267722 SH       SOLE                        0        0   267722
ISHARES TR                     RUSSELL 1000     464287622    35573   727916 SH       SOLE                        0        0   727916
ISHARES TR                     RUSSELL1000VAL   464287598      451     9103 SH       SOLE                        0        0     9103
ISHARES TR                     RUSSELL 3000     464287689      482     9273 SH       SOLE                        0        0     9273
ISHARES TR                     S&P 500 INDEX    464287200    39095   432895 SH       SOLE                        0        0   432895
ISHARES TR                     S&P DEV EX-US    464288422     3934   166074 SH       SOLE                        0        0   166074
ISHARES TR                     S&P EURO PLUS    464287861      229     7360 SH       SOLE                        0        0     7360
ISHARES TR                     RUSSELL 2000     464287655     6350   128969 SH       SOLE                        0        0   128969
PIMCO FLOATING RATE STRTGY F   COM              72201J104       69    11166 SH       SOLE                        0        0    11166
PUBLIC STORAGE                 COM              74460D109      203     2559 SH       SOLE                        0        0     2559
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863    11332   418461 SH       SOLE                        0        0   418461
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      517    27745 SH       SOLE                        0        0    27745
SPDR TR                        UNIT SER 1       78462F103     1528    16937 SH       SOLE                        0        0    16937
VANGUARD INDEX FDS             REIT ETF         922908553    15795   433339 SH       SOLE                        0        0   433339
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     6235   264540 SH       SOLE                        0        0   264540
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    29171  1061904 SH       SOLE                        0        0  1061904
WAL MART STORES INC            COM              931142103      204     3631 SH       SOLE                        0        0     3631